Consolidated statements of changes in equity - CNY (¥) ¥ in Thousands	Share capital	Additional paid-in capital.	Merger reserve	Treasury shares	Share-based payment reserve	Translation reserve	PRC statutory reserve	Accumulated losses	Total	Non-controlling interests.	Total
Balance at the beginning at Jun. 30, 2019		¥ 141,044	¥ 117,912	¥ (8,694)	¥ 122,058	¥ (11,079)	¥ 39,726	¥ (525,756)	¥ (124,789)	¥ 10,815	¥ (113,974)
Changes in equity for the year ended June 30
(Loss)/profit for the year								(262,267)	(262,267)	2,091	(260,176)
Other comprehensive (loss)/income for the year						5,684			5,684	677	6,361
Total comprehensive (loss)/income for the year						5,684		(262,267)	(256,583)	2,768	(253,815)
Issuance of ordinary shares	¥ 69	10,630							10,699		10,699
Consolidation of special purpose vehicles		10,699		(10,699)
Equity settled share-based transactions					364,380				364,380		364,380
Dividend declared								(330,336)	(330,336)		(330,336)
Appropriation to statutory reserve							6,696	(6,696)
Balance at the end at Jun. 30, 2020	69	162,373	117,912	(19,393)	486,438	(5,395)	46,422	(1,125,055)	(336,629)	13,583	(323,046)
Changes in equity for the year ended June 30
(Loss)/profit for the year								(1,415,010)	(1,415,010)	(14,437)	(1,429,447)
Other comprehensive (loss)/income for the year						(14,611)			(14,611)	(1,937)	(16,548)
Total comprehensive (loss)/income for the year						(14,611)		(1,415,010)	(1,429,621)	(16,374)	(1,445,995)
Capital injection from shareholders	1	1,193							1,194		1,194
Consolidation of special purpose vehicles		973		(973)
Issuance of ordinary shares relating to initial public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs	9	4,178,851							4,178,860		4,178,860
Release of ordinary shares from share award scheme	5	(18,065)		18,060
Conversion of Series A preferred shares into Class A ordinary shares	8	3,963,835							3,963,843		3,963,843
Equity settled share-based transactions					281,319				281,319		281,319
Appropriation to statutory reserve							18,226	(18,226)
Acquisition of a subsidiary with non-controlling interests										(4,021)	(4,021)
Balance at the end at Jun. 30, 2021	92	8,289,160	117,912	(2,306)	767,757	(20,006)	64,648	(2,558,291)	6,658,966	(6,812)	6,652,154
Changes in equity for the year ended June 30
(Loss)/profit for the year								638,170	638,170	1,573	639,743
Other comprehensive (loss)/income for the year						39,497			39,497	997	40,494
Total comprehensive (loss)/income for the year						39,497		638,170	677,667	2,570	680,237
Release of ordinary shares from share award scheme		(670)		670
Repurchase of shares				(82,160)					(82,160)		(82,160)
Equity settled share-based transactions					82,835				82,835		82,835
Dividend declared		(306,255)							(306,255)		(306,255)
Exercise of options		589							589		589
Appropriation to statutory reserve							24,460	(24,460)
Balance at the end at Jun. 30, 2022	¥ 92	¥ 7,982,824	¥ 117,912	¥ (83,796)	¥ 850,592	¥ 19,491	¥ 89,108	¥ (1,944,581)	¥ 7,031,642	¥ (4,242)	¥ 7,027,400